INVESTMENTS UNDER EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENTS UNDER EQUITY METHOD
Schedule of combined results of operations and financial position of equity method investments

	Year ended December 31,
	2010	2011	2012
Condensed statement of operations information:
Revenue	$8,224,393	$10,463,451	$11,970,674
Net (loss) income	(527,690)	1,125,147	949,340
Group’s equity in net (loss) income of investees	$(258,568)	$548,809	$465,175

	December 31,
	2011	2012
Condensed balance sheet information:
Current assets	$10,576,931	$13,596,732
Non-current assets	5,023,418	3,853,123
Total assets	15,600,349	17,449,855
Current liabilities	5,073,679	5,887,964
Equity	10,526,670	11,561,891
Total liabilities and equity	15,600,349	17,449,855
Group’s share of net assets	$5,154,181	$5,661,406